Vanguard High-Yield Corporate Fund
Supplement Dated July 31, 2023, to the Prospectus and Summary Prospectus Dated May 25, 2023
Important Changes to Vanguard High-Yield Corporate Fund (the Fund)

Effective immediately, Michael L. Hong will no longer serve as a co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of the Fund. Elizabeth H. Shortsleeve will continue to manage Wellington Management’s portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes
All references to Mr. Hong are hereby removed.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 029A 072023

Vanguard Fixed Income Securities Funds

Supplement Dated July 31, 2023, to the Statement of Additional Information Dated May 25, 2023
Important Changes to Vanguard High-Yield Corporate Fund (the Fund)
Effective immediately, Michael L. Hong will no longer serve as co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of the Fund. Elizabeth H. Shortsleeve will continue to manage Wellington Management’s portion of the Fund.
The Fund’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Hong are hereby removed.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 028A 072023